Stock and Stock Option Plans - Narrative (Detail) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available to be granted as stock options	558,714
Stock repurchased and subsequently cancelled, shares		5,382	5,441
Compensation cost	$ 2,924,000	$ 3,796,000	$ 3,499,000
Income tax benefit	1,100,000	1,500,000	1,400,000
Terms of options granted	10 years
Weighted average fair value at the date of grant for the options granted	$ 10.93	$ 18.70	$ 16.08
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 month
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Nonvested Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 900,000	$ 1,700,000	$ 1,100,000
Nonvested Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Nonvested Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years